Biotricity, Inc. - Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities:
Net loss		$ (7,280,831)	$ (5,185,852)
Adjustments to reconcile net loss to net cash used in operations
Stock based compensation		405,058	2,257,953
Issuance of shares for services		805,329
Issuance of warrants for services		474,232
Accretion expense and day one derivative loss		974,871	59,875
Change in fair value of derivative liabilities	[1]	1,333,412	(4,026)
Fair value of warrants issued			672,749
Changes in operating assets and liabilities:
Harmonized sales tax recoverable		27,841	25,437
Deposits and other receivables		38,267	(77,740)
Accounts payable and accrued liabilities		838,182	287,629
Net Cash used in operating activities		(2,383,639)	(1,963,975)
Cash flows from financing activities:
Issuance of shares
Proceeds from exercise of warrants		105,500	707,196
Proceeds from issuance of convertible notes, net of issuance costs		2,074,700	1,289,149
Proceeds from issuance of stock options			283
Net Cash provided by financing activities		2,180,200	1,996,628
Effect of foreign currency translation		(186,503)	(70,651)
Net decrease in cash during the year		(203,439)	32,653
Cash, beginning of year		410,601	448,599
Cash, end of year		20,659	$ 410,601
Supplemental disclosure with respect to cash flows:
Conversion of convertible notes into common stock		$ 2,906,999

[1]	See Note 7